Condensed Financial Information of the Parent Company (Tables)	6 Months Ended
Mar. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of Consolidated Financial Statements

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY BALANCE SHEETS

	March 31, 2021	September 30, 2020
	(Unaudited)
ASSETS
Non-current assets
Investment in subsidiaries and VIE	$13,547,867	$10,516,277

Total assets	$13,547,867	$10,516,277

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 5,800,000 shares issued and outstanding as of March 31, 2021 and September 30, 2020 respectively	$580	$580
Additional paid-in capital	5,567,873	5,251,205
Retained earnings	7,963,993	5,652,594
Accumulated other comprehensive income (loss)	15,421	(388,102)
Total Bon Natural Life Limited shareholders’ equity	13,547,867	10,516,277

Total liabilities and Bon Natural Life Limited shareholders’ equity	$13,547,867	$10,516,277

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME

	For the six months ended March 31,
	2021	2020
	(Unaudited)	(Unaudited)
EQUITY IN EARNINGS OF SUBSIDIARIES AND VIE	$2,311,399	$1,533,178

NET INCOME	2,311,399	1,533,178
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	403,523	33,846
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	$2,714,922	$1,567,024

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the six months ended March 31,
	2021	2020
	(Unaudited)	(Unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$2,311,399	$1,533,178
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary and VIEs	(2,311,399)	(1,533,178)
Net cash used in operating activities	-	-

CHANGES IN CASH AND RESTRICTED CASH	-	-

CASH AND RESTRICTED CASH, beginning of period	-	-

CASH AND RESTRICTED CASH, end of period	$-	$-